UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows (used in) from operating activities
Net loss	$ (4,856)	$ (12,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,167	963
Share-based compensation	2,624	917
Loss on sale of assets	11	0
Unrealized foreign exchange (gain) loss	(1,383)	4,802
Income tax expense	488	836
Finance (income) expense, net	(352)	74
Changes in non-cash working capital items:
Trade and other receivables	(1,840)	(2,020)
Prepaids and deposits	(1,175)	(4,209)
Contract costs	(3,756)	(714)
Trade and other payables	1,033	3,239
Employee benefit obligations	284	313
Deferred revenue	6,416	5,767
Income taxes paid	459	52
Cash used in operating activities	(880)	(2,814)
Cash flows used in investing activities
Purchase of property and equipment	(509)	(371)
Acquisition of business, net of cash acquired	(1,071)	0
Cash used in investing activities	(1,580)	(371)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	70	43
Repayment of lease obligations	(700)	(668)
Interest received	537	205
Proceeds from exercise of stock options	53	184
Proceeds from share issuance under employee share purchase plan	304	0
Payments of contingent consideration from acquisitions	93	0
Repayment of borrowings	0	(13)
Cash from (used in) financing activities	171	(249)
Net change in cash and cash equivalents during the period	(2,289)	(3,434)
Effect of foreign exchange on cash and cash equivalents	(699)	87
Cash and cash equivalents, beginning of the period	215,323	219,658
Cash and cash equivalents, end of the period	$ 212,335	$ 216,311